Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Revenues	$ 152,338,278	$ 136,539,399	$ 131,501,881
Revenues – related party	1,973,643	7,592,784	9,814,000
Total revenues	154,311,921	144,132,183	141,315,881
Expenses
Voyage expenses	13,804,032	13,618,025	15,849,855
Voyage expenses – related party	1,912,505	1,772,240	1,725,683
Charter hire expenses	3,524,770	4,054,387	4,124,960
Vessels’ operating expenses	58,618,526	55,680,993	46,477,583
Vessels’ operating expenses – related party	800,908	3,141,843	4,177,042
Dry-docking costs	3,529,047	3,613,230	1,774,905
Management fees – related party	7,205,490	7,346,180	6,452,145
General and administrative expenses (including $1,150,451, $1,187,037, and $1,209,499, to related party)	2,898,958	3,110,409	3,655,316
Depreciation	38,921,672	39,096,589	35,857,507
Impairment loss	6,461,273	5,735,086	8,238,987
Net (gain)/loss on sale of vessels	77,314	(118,427)	(33,251)
Other operating costs	1,058,863
Total expenses	138,813,358	137,050,555	128,300,732
Income from operations	15,498,563	7,081,628	13,015,149
Other (expenses)/income
Interest and finance costs	(16,661,464)	(14,268,148)	(10,385,261)
Loss on derivatives	(403,943)	(767,196)	(370,584)
Interest income and other income	322,868	454,472	173,083
Foreign exchange gain/(loss)	25,739	(299,056)	134,291
Other expenses, net	(16,716,800)	(14,879,928)	(10,448,471)
Net income/(loss)	$ (1,218,237)	$ (7,798,300)	$ 2,566,678
Earnings/(Loss) per share
– Basic and diluted (in dollars per share)	$ (0.03)	$ (0.20)	$ 0.06
Weighted average number of shares
– Basic and diluted (in shares)	39,809,364	39,824,038	41,315,127